Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Disaggregation of Revenue
The Company disaggregates revenue between products and services, as well as by major product offering and by geographic market that depict the nature, amount, and timing of revenue and cash flows.
The following table summarizes the Company’s revenue by products and services (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenue:
Products	$21,548	$17,684	$52,461	$44,209
Services	2,214	1,200	4,629	1,370
Total	$23,762	$18,884	$57,090	$45,579
View Smart Glass contracts to provide Controls, Software and Services (“CSS”) include the sale of both products and services. These services primarily relate to CSS installation and commissioning and are presented in the table above as Services. Also included within Services in the table above are revenues associated with extended or enhanced warranties. View Smart Glass contracts to provide insulating glass units (“IGUs”), View Smart Building Platform contracts and View Smart Building Technologies contracts relate to the sale of products.
The following table summarizes the Company's revenue by major product offering (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenue:
Smart Building Platform	$11,317	$9,876	$29,578	$15,012
Smart Glass	10,320	8,410	19,809	28,205
Smart Building Technologies	2,125	598	7,703	2,362
Total	$23,762	$18,884	$57,090	$45,579
During the three months ended September 30, 2022 and 2021, the Company recognized a total of $1.5 million and $10.3 million, respectively, for initial contract loss accruals and incurred $4.2 million and $4.6 million, respectively, of previously accrued losses, which resulted in a decrease to the accrual. During the nine months ended September 30, 2022 and 2021, the Company recognized a total of $4.0 million and $24.5 million, respectively, for initial contract loss accruals and incurred $12.3 million and $7.5 million, respectively, of previously accrued losses, which resulted in a decrease to the accrual.
Changes in estimated costs to complete View Smart Building Platform projects and the related effect on revenue are recognized using a cumulative catch-up adjustment which recognizes in the current period the cumulative effect of the changes on current and prior periods based on a contract’s progress towards fulfillment of the performance obligation. The cumulative catch-up adjustments were $0.6 million and $0.1 million for the three months ended September 30, 2022 and 2021, respectively. The cumulative catch-up adjustments were $1.4 million and nil for the nine months ended September 30, 2022 and 2021, respectively.
The balance of estimated contract losses for work that had not yet been completed totaled $10.9 million and $20.7 million as of September 30, 2022 and December 31, 2021, respectively.
The following table summarizes the Company’s revenue by geographic area, which is based on the shipping address of the customers (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenue:
United States	$21,743	$15,682	$52,852	$37,400
Canada	2,009	2,968	4,170	7,475
Other	10	234	68	704
Total	$23,762	$18,884	$57,090	$45,579
Remaining Performance Obligations
The Company’s IGU contracts are short-term in nature and the practical expedient has been applied. The Company’s performance obligations in CSS contracts are generally short-term in nature, for which the practical expedient has been applied, with the exception of commissioning services, which are provided at the end of a construction project. Revenue for commissioning services performance obligations is not material. The Company’s performance obligations in Smart Building Platform contracts are longer-term in nature, however many of these contracts provide the customer with a right to cancel or terminate for convenience with no substantial penalty. The transaction price allocated to remaining performance obligations for non-cancelable Smart Building Platform contracts as of September 30, 2022 was $13.7 million that the Company expects to recognize as it satisfies the performance obligations over the next 12 to 24 months, which are among other things, dependent on the construction schedule of the site for which the Company's products and services are provided. The Company’s performance obligations in Smart Building Technologies contracts are generally short-term in nature, for which the practical expedient has been applied.
Contract Assets and Liabilities
Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing, where payment is conditional, as well as retainage for amounts that the Company has billed to the customer but are being held for payment by the customer pending satisfactory completion of the project. Current contract assets as of September 30, 2022 and December 31, 2021 were $14.6 million and $11.5 million, respectively, and were included in other current assets. The increase in 2022 primarily relates to contract assets associated with View Smart Building Platform contracts, which commenced in 2021. The progress billing schedules for these contracts result in timing differences as compared to the Company’s satisfaction of its performance obligation. Non-current contract assets as of September 30, 2022 and December 31, 2021 were $0.1 million and $0.7 million, respectively, and were included in other assets.
Contract liabilities relate to amounts invoiced or consideration received from customers, typically for the Company’s CSS contracts, in advance of the Company’s satisfaction of the associated performance obligation. Such contract liabilities are recognized as revenue when the performance obligation is satisfied. Contract liabilities are presented as deferred revenue on the condensed consolidated balance sheets.
Revenue recognized during the three and nine months ended September 30, 2022, which was included in the opening contract liability balance as of December 31, 2021 was $1.3 million and $5.5 million, respectively. Revenue recognized during the three and nine months ended September 30, 2021, which was included in the opening contract liability balance as of December 31, 2020 was insignificant in both periods.	Revenue
Disaggregation of Revenue
The Company disaggregates revenue between products and services, as well as by major product offering and by geographic market that depict the nature, amount, and timing of revenue and cash flows.
The following table summarizes the Company’s revenue by products and services (in thousands):

	Year Ended December 31,
	2021	2020	2019
Revenue:
Products	$69,779	$31,112	$23,451
Services	$4,228	$1,814	$504
Total	$74,007	$32,926	$23,955
View’s Smart Glass contracts to provide CSS include the sale of both products and services. These services primarily relate to CSS installation and commissioning, and are presented in the table above as Services. Also included within Services in the table above are revenues associated with extended or enhanced warranties. View Smart Glass contracts to provide IGUs, View Smart Building Platform contracts and View Smart Building Technologies contracts relate to the sale of products.
The following table summarizes the Company's revenue by major product offering (in thousands):

	Year Ended December 31,
	2021	2020	2019
Revenue:
Smart Glass	$41,740	$32,926	$23,955
Smart Building Platform	28,686	—	—
Smart Building Technologies	3,581	—	—
Total	$74,007	$32,926	$23,955
Smart Glass
Under View’s Smart Glass product offering, the Company is a provider of building materials in the form of IGUs and CSS. The Company recognizes revenue over time as each IGU is manufactured. The Company generally recognizes revenue at a point in time for CSS products. Revenue is recognized for CSS system design, installation and commissioning upon customer acceptance and revenue is recognized for the CSS control panels upon shipment.
In limited circumstances, the Company contracts to provide extended or enhanced warranties of our products outside of the terms of its standard assurance warranty, which are recognized as revenue over the respective term of the respective extended or enhanced warranty period.
Smart Building Platform
During 2021, the Company entered into and commenced work on the first contract under our new offering, View Smart Building Platform, a complete interrelated and integrated platform that combines our smart glass IGUs, the fabrication, unitization and installation of the framing of those IGUs, any combination of View Smart Building Technologies, and installation of the completed smart glass windows and CSS components into a fully installed Smart Building Platform. As the Company performs a significant service of integrating the promised goods and services into a combined output, these contracts constitute a single, combined performance obligation. Revenue from these contracts is recognized over time using a cost-to-cost input method.
Changes in estimated costs to complete View Smart Building Platform projects and the related effect on revenue are recognized using a cumulative catch-up adjustment which recognizes in the current period the cumulative effect of the changes on current and prior periods based on a contract’s progress towards fulfillment of the performance obligation. The cumulative catch-up adjustments have not been material for the years ended December 31, 2021, 2020 and 2019.
Smart Building Technologies
The Company's Smart Building Technologies includes a suite of products that can be either integrated into the View Smart Building Platform, added-on to View Smart Glass contracts or sold separately. Revenue is generally recognized over time. Revenue generated from these products has not been material to date.
The following table summarizes the Company's revenue by geographic area, which is based on the shipping address of the customers (in thousands):

	Fiscal Year Ended December 31,
	2021	2020	2019
Revenue:
United States	$63,519	$30,690	$19,394
Canada	9,555	1,351	4,474
Other	933	885	87
Total	$74,007	$32,926	$23,955
Remaining Performance Obligations
Remaining performance obligations represent the amount of contracted future revenue, including both deferred revenue and non-cancelable contracted amounts that will be invoiced in future periods, not yet recognized as revenue as the amount has been allocated to performance obligations not yet completed, or only partially completed, as of the end of the reporting period. The definition of remaining performance obligations excludes contracts that provide the customer with the right to cancel or terminate for convenience with no substantial penalty, even if historical experience indicates the likelihood of cancellation or termination is remote. The Company applies the practical expedient to not disclose information about remaining performance obligations that are part of a contract that has an original expected duration of one year or less.
The Company’s IGU contracts are short-term in nature and the practical expedient has been applied. The Company’s performance obligations in CSS contracts are generally short-term in nature, for which the practical expedient has been applied, with the exception of commissioning services, which are provided at the end of a construction project. Revenue for commissioning services performance obligations is not material. The Company’s performance obligations in Smart Building Platform contracts are longer-term in nature, however many of these contracts provide the customer with a right to cancel or terminate for convenience with no substantial penalty. The transaction price allocated to remaining performance obligations for non-cancelable Smart Building Platform contracts as of December 31, 2021 was $8.4 million that the Company expects to recognize as it satisfies the performance obligations over the next 12 to 24 months which are, among other things, dependent on the construction schedule of the site for which the Company's products and services are provided. The Company’s performance obligations in Smart Building Technologies contracts are generally short-term in nature, for which the practical expedient has been applied.
Contract Assets and Liabilities
Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing, where payment is conditional, as well as retainage for amounts that we have billed to the customer, but are being held for payment by the customer pending satisfactory completion of the project. Current contract assets as of December 31, 2021 and 2020 were $11.5 million and $1.2 million, respectively, and were included in other current assets. The increase in 2021 primarily relates to contract assets associated with View’s Smart Building Platform contracts, which commenced in 2021. The progress billing schedules for these contracts result in timing differences as compared to the Company’s satisfaction of its performance obligation. Non-current contract assets as of December 31, 2021 and 2020 were $0.7 million and nil, respectively, and were included in other assets.
Contract liabilities relate to amounts invoiced or consideration received from customers, typically for the Company’s CSS contracts, in advance of the Company’s satisfaction of the associated performance obligation. Such contract liabilities are recognized as revenue when the performance obligation is satisfied. Contract liabilities are presented as deferred revenue on the consolidated balance sheets.
Revenue recognized during the years ended December 31, 2021, 2020 and 2019, which was included in the opening contract liability balance as of January 1, 2021, 2020 and 2019, was $1.2 million, $1.4 million and $0.9 million, respectively.